Operating Lease - Schedule of Maturity of Operating Lease Liabilities (Details)	Mar. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 66,825
2023	73,857
2024	80,888
2025	32,980
Total lease payments	254,550
Less: imputed interest	(20,798)
Total lease liabilities	$ 233,752